                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended; March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 470 Park Avenue South
         4th Floor South
         New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tina Larsson
Title: President, Horizon Global Advisers, LLC
Phone: (646)495-7330

Signature, Place, and Date of Signing:


/s/ Tina Larsson                           NEW YORK, NY             5/8/08
------------------------------------   --------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        114
Form 13F Information Table Value Total:   $631,190
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

               COLUMN 1               COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5           COLUMN 6       COLUMN 7     COLUMN 8
------------------------------------- -------- --------- -------- --------------- --------------------- -------- ----------------
                                                                                        INVESTMENT
                                        TITLE              FAIR                         DISCRETION               VOTING AUTHORITY
                                         OF               MARKET             PUT/ ---------------------   OTHER  ----------------
            NAME OF ISSUER              CLASS    CUSIP     VALUE    SHARES   CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
------------------------------------- -------- --------- -------- ---------- ---- ---- ---------- ----- -------- ---- ------ ----
LEUCADIA NATIONAL CORP                         527288104 $ 29,778    658,517      SOLE                  NONE     SOLE
CALPINE CORP                                   131347304 $ 25,338  1,375,583      SOLE                  NONE     SOLE
NYSE EURONEXT                                  629491101 $ 22,956    372,001      SOLE                  NONE     SOLE
NRG ENERGY INC                                 629377508 $ 21,818    559,580      SOLE                  NONE     SOLE
BROOKFIELD ASSET MGMT INC                      112585104 $ 21,518    802,025      SOLE                  NONE     SOLE
URBANA CORP                           CLASS A  91707P208 $ 20,719  6,414,700      SOLE                  NONE     SOLE
NASDAQ OMX GROUP INC                           631103108 $ 19,684    509,174      SOLE                  NONE     SOLE
DYNEGY INC                            CLASS A  26817G102 $ 19,087  2,419,180      SOLE                  NONE     SOLE
GAZPROM O A O SPON ADR REG S REST              368287207 $ 17,655    349,604      SOLE                  NONE     SOLE
RELIANT ENERGY INC                             75952B105 $ 17,109    723,451      SOLE                  NONE     SOLE
ENCANA CORP                                    292505104 $ 15,656    206,693      SOLE                  NONE     SOLE
HUSKY ENERGY INC                               448055103 $ 15,501    385,700      SOLE                  NONE     SOLE
IMPERIAL OIL LTD                               453038408 $ 15,115    289,246      SOLE                  NONE     SOLE
CANADIAN NAT RES LTD                           136385101 $ 14,751    216,110      SOLE                  NONE     SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $ 13,230    317,060      SOLE                  NONE     SOLE
ALLEGHENY ENERGY INC                           017361106 $ 12,564    248,795      SOLE                  NONE     SOLE
SIERRA PAC RESOURCES                           826428104 $ 12,506    990,251      SOLE                  NONE     SOLE
LEGG MASON INC                                 524901105 $ 11,831    211,353      SOLE                  NONE     SOLE
LONDON STOCK EXCHANGGROUP PLC LONDON           G5689U103 $ 11,714    487,993      SOLE                  NONE     SOLE
FEDERAL NATL MTG ASSN                          313586109 $ 11,449    435,029      SOLE                  NONE     SOLE
VOSTOK GAS LTD INVESTMENT LTD                  G93922105 $ 10,616    146,200      SOLE                  NONE     SOLE
AMERICAN REAL ESTATE PTRS FLOAT RATE
   NOTE                                        029169AA7 $ 10,446 11,800,000      SOLE                  NONE     SOLE
ICAHN ENTERPRISES LPDEP UNIT                   451100101 $ 10,231    124,019      SOLE                  NONE     SOLE
XSTRATA PLC                                    G9826T102 $  9,077    129,500      SOLE                  NONE     SOLE
HONG KONG EXCHANGES AND CLEARING LTD           Y3506N139 $  8,754    510,000      SOLE                  NONE     SOLE
APOLLO INVT CORP COM                           03761U106 $  8,738    552,000      SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                           517834107 $  8,477    115,117      SOLE                  NONE     SOLE
AMERICAN CAP STRATEGIES LTD                    024937104 $  8,181    239,500      SOLE                  NONE     SOLE
SEARS HLDGS CORP                               812350106 $  7,949     77,870      SOLE                  NONE     SOLE
GROUPE BRUXELLES LAMBERT GBL ACT               B4746J115 $  7,617     62,200      SOLE                  NONE     SOLE
ANGLO AMERN PLC ADR                            03485P201 $  7,601    255,329      SOLE                  NONE     SOLE
BLACKSTONE GROUP L P                           09253U108 $  7,266    457,609      SOLE                  NONE     SOLE
CNOOC LTD SPONSORED ADR                        126132109 $  7,013     47,782      SOLE                  NONE     SOLE
BEIJING CAPITAL INTERNATIONAL AIRPORT          Y07717104 $  6,660  7,360,000      SOLE                  NONE     SOLE
COHEN & STEERS INC                             19247A100 $  6,577    248,300      SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY INC                CLASS A  084670108 $  6,269         47      SOLE                  NONE     SOLE
HUANENG PWR INTL INCSPONSORED ADR SER
   N SHS                                       443304100 $  5,925    194,035      SOLE                  NONE     SOLE
NYSE EURONEXT                                  6294912AH $  5,566    230,000 CALL SOLE                  NONE     SOLE
POWER CORP CDA                                 739239101 $  5,302    154,450      SOLE                  NONE     SOLE
MELCO PBL ENTMNT LTD ADR                       585464100 $  5,083    446,700      SOLE                  NONE     SOLE
LIBERTY GLOBAL INC                    CLASS A  530555101 $  4,771    140,000      SOLE                  NONE     SOLE
INVESCO LTD                                    G491BT108 $  4,686    192,400      SOLE                  NONE     SOLE
LOEWS CORP                                     540424108 $  4,528    112,600      SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY HLDG CO            CLASS B  084670207 $  4,159        930      SOLE                  NONE     SOLE
VORNADO RLTY                                   929042109 $  3,738     43,370      SOLE                  NONE     SOLE
ARUZE CORP                                     J0204H106 $  3,623    117,100      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $  3,557     94,519      SOLE                  NONE     SOLE
SINGAPORE EXCHANGE LTD                         Y79946102 $  3,537    650,000      SOLE                  NONE     SOLE
FOREST CITY ENTERPRISES INC           CLASS A  345550107 $  3,503     95,210      SOLE                  NONE     SOLE
GENERAL DYNAMICS CORP                          369550108 $  3,484     41,800      SOLE                  NONE     SOLE
INTERCONTINENTAL EXCH ANGE INC                 45865V100 $  3,389     25,970      SOLE                  NONE     SOLE
PROGRESSIVE CORP OF OHIO                       743315103 $  3,371    209,792      SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                         354613101 $  3,365     34,700      SOLE                  NONE     SOLE
WYNN RESORTS LTD                               983134107 $  3,357     33,360      SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                           517834107 $  3,345     93,200      SOLE                  NONE     SOLE
ICICI BK LTD ADR                               45104G104 $  3,197     83,733      SOLE                  NONE     SOLE
CME GROUP INC                         CLASS A  12572Q105 $  2,842      6,060      SOLE                  NONE     SOLE

               COLUMN 1               COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5           COLUMN 6       COLUMN 7     COLUMN 8
------------------------------------- -------- --------- -------- --------------- --------------------- -------- ----------------
                                                                                        INVESTMENT
                                        TITLE              FAIR                         DISCRETION               VOTING AUTHORITY
                                         OF               MARKET             PUT/ ---------------------   OTHER  ----------------
            NAME OF ISSUER              CLASS    CUSIP     VALUE    SHARES   CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
------------------------------------- -------- --------- -------- ---------- ---- ---- ---------- ----- -------- ---- ------ ----
DREAMWORKS ANIMATION                  CLASS A  26153C103 $  2,705    104,940      SOLE                  NONE     SOLE
MORGAN STANLEY                                 617446448 $  2,681     58,680      SOLE                  NONE     SOLE
EL PASO CORP                                   28336L109 $  2,629    158,022      SOLE                  NONE     SOLE
CARNIVAL CORP                                  143658300 $  2,600     64,250      SOLE                  NONE     SOLE
COMMERCIAL METALS CO                           201723103 $  2,571     85,800      SOLE                  NONE     SOLE
FORTRESS INVESTMENT GROUP LLC         CLASS A  34958B106 $  2,425    197,500      SOLE                  NONE     SOLE
WARNER MUSIC GROUP 9 1/2 12/15/14              92930MAF0 $  2,255  4,337,000      SOLE                  NONE     SOLE
ALEXANDERS INC                                 014752109 $  2,095      5,910      SOLE                  NONE     SOLE
NARA BANCORP INC                               63080P105 $  2,078    160,000      SOLE                  NONE     SOLE
STUDENT LOAN CORP                              863902102 $  1,953     19,752      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,810     32,500 CALL SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,786     10,800      SOLE                  NONE     SOLE
SHERRITT INTERNATIONAL                         823901103 $  1,662    114,500      SOLE                  NONE     SOLE
CATHAY GENERAL BANCORP                         149150104 $  1,657     79,960      SOLE                  NONE     SOLE
EAST WEST BANCORP INC                          27579R104 $  1,482     83,500      SOLE                  NONE     SOLE
PREFERRED BK LOS ANGLES                        740367107 $  1,453     87,070      SOLE                  NONE     SOLE
PENN WEST ENERGY TR TR                         707885109 $  1,443     51,600      SOLE                  NONE     SOLE
BEAR STEARNS COS INC                           73902108  $  1,370    130,664      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,354     19,000 CALL SOLE                  NONE     SOLE
STATE BK INDIA GDR REG S                       856552203 $  1,345     15,200      SOLE                  NONE     SOLE
U S GLOBAL INVS INC                            902952100 $  1,290     95,300      SOLE                  NONE     SOLE
CME GROUP INC                                  12572Q105 $  1,264      6,400 CALL SOLE                  NONE     SOLE
CENTER FINL CORP                               15146E102 $  1,216    134,260      SOLE                  NONE     SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $  1,136     74,500 CALL SOLE                  NONE     SOLE
URBANA CORP WT EXP 071209                      91707P125 $  1,089  2,656,400      SOLE                  NONE     SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $  1,036     66,200 CALL SOLE                  NONE     SOLE
AQUILA INC                                     03840P102 $  1,032    321,507      SOLE                  NONE     SOLE
GETTY IMAGES INC                               374276103 $  1,024     32,000      SOLE                  NONE     SOLE
MORGAN STANLEY                                 617446448 $    997     55,700 CALL SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                         354613101 $    957     30,000 CALL SOLE                  NONE     SOLE
MASTERCARD INC                                 57636Q104 $    950      4,262      SOLE                  NONE     SOLE
MERRILL LYNCH & CO                             590188108 $    937     23,000      SOLE                  NONE     SOLE
UCBH HOLDINGS INC                              90262T308 $    906    116,840      SOLE                  NONE     SOLE
NATIONAL ENERGY GROUP INC                      635812209 $    885    232,900      SOLE                  NONE     SOLE
AFFILIATED MGRS GRP                            008252108 $    876     30,000 CALL SOLE                  NONE     SOLE
FEDERAL NATL MTG ASSN                          313586109 $    832     75,000 CALL SOLE                  NONE     SOLE
R H DONNELLEY CORP                             74955W307 $    797    157,700      SOLE                  NONE     SOLE
LOEWS CORP                                     540424108 $    736     75,200 PUT  SOLE                  NONE     SOLE
CANADIAN OIL SANDS TR                          13642L100 $    689     16,463      SOLE                  NONE     SOLE
NYSE EURONEXT                                  6294912AH $    674     46,500 PUT  SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                         354613101 $    616     18,900 PUT  SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $    591     66,500 CALL SOLE                  NONE     SOLE
MERRILL LYNCH & CO                             590188108 $    513     11,600 PUT  SOLE                  NONE     SOLE
NYSE EURONEXT                                  6294912AH $    506     23,500 CALL SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $    481      9,100 PUT  SOLE                  NONE     SOLE
CME GROUP INC                                  12572Q105 $    471      2,400 CALL SOLE                  NONE     SOLE
MERRILL LYNCH & CO                             590188108 $    449     11,400 PUT  SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $    410     27,500 CALL SOLE                  NONE     SOLE
MORGAN STANLEY                                 617446448 $    387     13,800 PUT  SOLE                  NONE     SOLE
EURONEXT NV AMSTERDAM ISIN                     N3113K363 $    369      2,500      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $    342      9,800 PUT  SOLE                  NONE     SOLE
FRANKLIN RESOURCES INC                         354613101 $    321      8,200 PUT  SOLE                  NONE     SOLE
MERRILL LYNCH & CO                             590188108 $    298     34,500 CALL SOLE                  NONE     SOLE
BROOKFIELD INFRASTRUCTURE PARTNERS             G16252101 $    281     16,617      SOLE                  NONE     SOLE
MERRILL LYNCH & CO                             590188108 $    246     12,200 CALL SOLE                  NONE     SOLE
LAS VEGAS SANDS CORP                           517834107 $    233     10,000 PUT  SOLE                  NONE     SOLE
LOEWS CORP                                     540424108 $    220     37,400 PUT  SOLE                  NONE     SOLE
                                                         $631,190